Fair Value of Financial Assets and Liabilities - Changes in Level 3 Financial Assets (Parenthetical) (Detail) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of fair value measurement of assets and liabilities [abstract]
Unrealized gain and losses recognized in the statement of profit or loss	€ 40